Going Concern and Management's Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Plans

Note 2 – Going Concern and Management’s Plans

As of June 30, 2017, the Company had a working capital deficiency and a stockholders’ deficiency of $6,947,637 and $5,715,044, respectively. During the three and six months ended June 30, 2017, the Company incurred net losses of $2,747,183 and $5,532,937, respectively. These conditions indicate that there is substantial doubt about the Company’s ability to continue as a going concern within the twelve months from the filing date of this report.

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The unaudited condensed consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

The Company’s primary source of operating funds since inception has been equity and debt financings. The Company intends to continue to raise additional capital through debt and equity financings. There is no assurance that these funds will be sufficient to enable the Company to fully complete its development activities or attain profitable operations. If the Company is unable to obtain such additional financing on a timely basis or, notwithstanding any request the Company may make, the Company’s debt holders do not agree to convert their notes into equity or extend the maturity dates of their notes, the Company may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to discontinue its operations and liquidate.

Subsequent to June 30, 2017, the Company has received aggregate debt proceeds of $710,000, debt and accrued interest of $133,735 and $9,234, respectively, has been converted into or exchanged for common stock, and the due date for the repayment of $1,724,313 of debt has been extended to dates between October 2017 and October 2018. As a result, the Company expects to have the cash required to fund its operations through October 2017. While there can be no assurance that it will be successful, the Company is in negotiations to raise additional capital. As of the filing date of this report, the Company has notes payable with an aggregate principal balance of $382,500 which are past due. The Company is currently in the process of negotiating extensions or discussing conversions to equity with respect to these notes. However, there can be no assurance that the Company will be successful in extending or converting these notes. See Note 8 – Subsequent Events for additional details.

Note 2 – Going Concern and Management’s Plans

As of December 31, 2016, the Company had a working capital deficiency and a stockholders’ deficiency of $5,783,184 and $5,000,282, respectively. During the years ended December 31, 2016 and 2015, the Company incurred net losses of $8,636,292 and $7,923,480, respectively. These conditions indicate that there is substantial doubt about the Company’s ability to continue as a going concern within the next twelve months from the filing date of this report.

The Company’s primary source of operating funds since inception has been equity and debt financings. The Company intends to continue to raise additional capital through debt and equity financings. There is no assurance that these funds will be sufficient to enable the Company to fully complete its development activities or attain profitable operations. If the Company is unable to obtain such additional financing on a timely basis or, notwithstanding any request the Company may make, the Company’s debt holders do not agree to convert their notes into equity or extend the maturity dates of their notes, the Company may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to discontinue its operations and liquidate.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

Subsequent to December 31, 2016, the Company has received aggregate equity proceeds (including proceeds from the exercise of common stock purchase warrants) and debt proceeds of $945,000 and $200,000, respectively, debt and accrued interest of $325,000 and $9,679, respectively, has been converted into or exchanged for common stock, $89,000 of debt and net short-term advances have been repaid and the due date for the repayment of $322,000 of debt has been extended through April 2017. As a result, the Company expects to have the cash required to fund its operations through April 2017. While there can be no assurance that it will be successful, the Company is in negotiations to raise additional capital. As of the filing date of this report, the Company has notes payable with an aggregate principal balance of $427,500 which are past due. The Company is currently in the process of negotiating extensions or discussing conversions to equity with respect to these notes. However, there can be no assurance that the Company will be successful in extending or converting these notes. See Note 11 – Subsequent Events for additional details.